ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accrual to cash
Gain on settlement of debt				$ 285,924	$ 296,592